Derivatives - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	1 Months Ended
	Sep. 30, 2013	Apr. 25, 2013 Term Loans B [Member]	Sep. 30, 2013 Currency forward contracts [Member]	Dec. 31, 2012 Currency forward contracts [Member]	Apr. 25, 2013 Interest rate swap [Member]
Derivative [Line Items]
Aggregate notional amount			$ 75	$ 69	$ 300
Asset Derivative			1	1
Liability Derivative			1	1
Term loan due date		Apr. 25, 2020
Reclassified from other comprehensive Income into interest expense	$ 1